Schedule of Investments
November 30, 2021 (unaudited)
MP 63 Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.73%

Aerospace/Aircraft/Defense - 3.37%
The Boeing Co. (2)	5,335	1,055,530
Raytheon Technologies Corp.	27,441	2,220,525

		3,276,055
Auto Parts-Retail/Wholesale - 1.50%
Genuine Parts Co.	11,415	1,458,152

Banks-Money Center - 5.07%
Bank of America Corp.	42,341	1,882,904
Truist Financial Corp.	23,165	1,373,916
US Bancorp	30,320	1,677,909

		4,934,729
Beverages-Alcoholic/Soft Drink - 2.65%
The Coca-Cola Co.	23,180	1,215,791
PepsiCo, Inc.	8,510	1,359,728

		2,575,519
Biological Products - 0.39%
Gilead Sciences, Inc.	5,520	380,494

Cable & Other Pay Television Services - 1.52%
Comcast Corp. Class A	29,645	1,481,657

Chemicals-Diversified - 2.04%
RPM International, Inc.	21,857	1,989,861

Commercial Services - 1.69%
Ecolab, Inc.	7,426	1,644,636

Communications Equipment - 2.17%
Qualcomm, Inc.	11,710	2,114,358

Consumer, Durable & Apparel - 0.15%
Sony Group Corp. ADR	1,200	146,220

Containers-Paper/Plastic - 1.19%
Amcor PLC (Jersey)	102,360	1,158,715

Cosmetics & Personal Care - 1.09%
Colgate-Palmolive Co.	14,177	1,063,559

Diversified Operations - 2.76%
3M Co.	6,727	1,143,859
Corning, Inc.	41,717	1,547,284

		2,691,143
Electronic Equipment - 2.19%
Carrier Global Corp.	11,445	619,403
Emerson Electric Co.	17,265	1,516,558

		2,135,961
Electronic-Semiconductors - 1.63%
Intel Corp.	32,330	1,590,636

Financial Services Misc - 2.64%
American Express Co.	4,640	706,672
Paychex, Inc.	15,610	1,860,712

		2,567,384
Food-Misc Preparation - 4.46%
Archer-Daniels-Midland Co.	20,615	1,282,459
Conagra Brands, Inc.	31,597	965,289
General Mills, Inc.	14,830	916,049
Hormel Foods Corp.	28,508	1,180,231

		4,344,028
General Household Appliances - 1.76%
Stanley Black & Decker, Inc.	9,828	1,717,541

Healthcare - 1.72%
AbbVie, Inc.	8,937	1,030,257
UnitedHealth Group, Inc.	1,450	644,119

		1,674,376
Insurance-Life/Property/Casual - 2.87%
AFLAC, Inc.	23,040	1,247,385
The Travelers Companies, Inc.	10,504	1,543,563

		2,790,948
Leisure Products - 1.02%
Polaris, Inc.	8,866	991,130

Leisure Services - 0.95%
The Walt Disney Co. (2)	6,366	922,433

Machinery-Constrct/Mining/Farm - 3.80%
Caterpillar, Inc.	9,257	1,789,841
Deere & Co.	5,536	1,912,909

		3,702,750
Machinery-Electrical Eqpmt - 4.17%
Dover Corp.	11,479	1,880,834
Johnson Controls International PLC (Ireland)	10,730	802,175
Tennant Co.	17,558	1,381,112

		4,064,121
Manufacturing - 2.08%
Illinois Tool Works, Inc.	8,733	2,027,366

Medical/Dental-Supplies - 1.84%
Becton Dickinson & Co.	7,565	1,793,964

Medical Instruments/Products - 1.42%
Medtronic PLC (Ireland)	12,920	1,378,564

Medical-Drugs - 5.21%
Abbott Laboratories	14,445	1,816,748
Johnson & Johnson	10,868	1,694,647
Merck & Co., Inc.	10,887	815,545
Pfizer, Inc.	13,890	746,310

		5,073,250
National Commercial Banks - 1.35%
JPMorgan Chase & Co.	8,290	1,316,701

Oil, Gas & Consumable Fuels - 0.89%
Enterprise Products Partners LP (2)	24,800	530,472
Magellan Midstream Partners LP	7,300	338,574

		869,046
Paper & Paper Products - 1.51%
Kimberly Clark Corp.	11,290	1,471,200

Petroleum Refining - 1.29%
Chevron Corp.	1,901	214,566
Exxon Mobile Corp.	17,400	1,041,216

		1,255,782
Refuse Systems - 1.93%
Waste Management, Inc.	11,710	1,881,446

Retail-Catalog & Mail Order Houses - 0.81%
Amazon.com, Inc. (2)	226	792,598

Retail-Food & Restaurant - 2.12%
Starbucks Corp.	7,678	841,816
Yum! Brands, Inc.	9,925	1,219,187

		2,061,003
Retail-Variety Stores - 2.31%
Costco Wholesale Corp.	4,161	2,244,360

Retail/Wholesale-Bldg Products - 2.46%
The Home Depot, Inc.	5,980	2,395,648

Services-Computer Programming, Data Processing, Etc- 1.80%
Alphabet, Inc. Class A (2)	616	1,748,177

Services-Prepackaged Software - 2.76%
Microsoft Corp.	8,135	2,689,350

Shoes & Related Apparel - 1.21%
Nike, Inc. Class B	6,942	1,174,864

Soap, Detergent, Cleaning Preparations, perfumes, Cosmetics - 1.72%
The Procter & Gamble Co.	11,590	1,675,682

Telecommunications Services - 1.28%
AT&T, Inc.	32,120	733,300
Cisco Systems, Inc. (2)	1,100	60,324
Verizon Communications, Inc.	9,000	452,430

		1,246,054
Textile-Apparel/Mill Products - 1.15%
VF Corp.	15,600	1,118,988

Transportation-Railroads - 2.20%
Union Pacific Corp.	9,086	2,141,025

Utility-Electric - 4.77%
Dominion Energy, Inc.	4,889	348,097
Duke Energy Corp.	13,431	1,302,942
MDU Resources Group, Inc.	26,940	733,576
NextEra Energy, Inc.	25,996	2,255,933

		4,640,548
Utility-Gas Distribution - 0.94%
National Fuel Gas Co.	15,910	919,757

Utility-Water - 1.85%
Essential Utilities, Inc.	38,045	1,798,387

Total Common Stock	(Cost $ 40,999,308 )	95,130,166

Real Estate Investment Trusts - 0.44%

Simon Property Group, Inc.	2,800	427,952

Total Money Market Registered Investment Companies	(Cost $ 294,226)	427,952

Money Market Registered Investment Companies - 1.64%

Fidelity Investments Money Market Funds - Government Portfolio, Class I 0.01% (3)	1,596,300	1,596,300

Total Money Market Registered Investment Companies	(Cost $ 1,596,300)	1,596,300

Total Investments - 99.80%	(Cost $ 42,889,834)	97,154,418

Other Assets less Liabilities - .20%		190,035

Total Net Assets - 100.00%		97,344,453

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$97,154,418	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$97,154,418	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at November 30, 2021.